Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	ff1_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 30, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Credit Analysis

Long/Short Fund ("No-Load Summary Prospectus"), Summary Prospectus for Class A, Class C and

Advisor Class Shares of the Forward Credit Analysis Long/Short Fund ("Load Summary Prospectus"),

Forward Funds Investor Class and Institutional Class Prospectus ("No-Load Prospectus") and Forward

Funds Class A, Class B, Class C and Advisor Class Prospectus ("Load Prospectus")

each dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING THE

FORWARD CREDIT ANALYSIS LONG/SHORT FUND

The following information applies to the Forward Credit Analysis Long/Short Fund (the "Fund") only:

The section titled "Principal Investment Strategies" in the Fund's "Fund Summary" section in the No-Load Summary Prospectus, the Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus shall be replaced in its entirety to read as follows:

The Fund seeks to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit markets. Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Advisor") uses an absolute return-oriented and tax-efficient investment strategy that seeks to identify attractive long and short investment opportunities in the municipal and other credit markets. The Sub-Advisor's investment process involves analysis of both fundamental and relative-value characteristics of potential investments across a wide array of fixed income securities. The Sub-Advisor typically focuses its investments in tax-exempt municipal bonds and derivatives, but may also invest in the other types of tax-exempt or taxable fixed income securities. The Sub-Advisor may invest in fixed income instruments of any quality or maturity, including junk bonds and securities that are moral obligations of issuers or subject to appropriations. The Sub-Advisor may also engage in transactions that seek to hedge portfolio risk.

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, variable rate demand notes including tender option bonds, floating rate or zero coupon securities and nonconvertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures, options, credit index derivatives, forward currency contracts and other derivative instruments. The Fund may invest in derivatives to seek to achieve investment returns consistent with the Fund's investment objective and for hedging purposes. The Fund may also engage in borrowing for investment purposes in order to increase its holdings of portfolio securities and/or to collateralize short sale positions, as well as for cash management purposes. The Fund's short positions may equal up to 100% of the Fund's net asset value, and it is possible that at certain times, the Fund may be approximately 100% short.

The following paragraph shall be added after the first paragraph under the heading "Performance Information" in the Fund's "Fund Summary" section in the No-Load Summary Prospectus, the Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus:

On November 13, 2013, the Sub-Advisor assumed all responsibilities for selecting the Fund's investments and incorporated new principal investment strategies for the Fund as discussed above under "Principal Investment Strategies." Performance figures shown below for periods prior to November 13, 2013 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Reduction in Management Fee

Effective November 13, 2013, the contractual management fee Forward Management receives from the Fund is reduced from an annual rate (as a percentage of the Fund's average daily net assets) of 1.20% to an annual rate of 1.00% on the Fund's average daily net assets. Accordingly, effective November 13, 2013, the following changes shall be made:

The "Annual Fund Operating Expenses" table and the "Examples" table for the Fund in the No-Load Summary Prospectus and the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(2)	0.49%	0.39%
Total Annual Fund Operating Expenses(3)	1.74%	1.39%

(1)	Restated to reflect current fees and expenses.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.79% and 1.44%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$177	$142
3 Years	$548	$440
5 Years	$943	$760
10 Years	$2,049	$1,667

****

The "Annual Fund Operating Expenses" table and the "Examples" table for the Fund in the Load Summary Prospectus and the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class A	Class C	Advisor Class
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses(2)	0.54%	0.59%	0.44%
Total Annual Fund Operating Expenses(3)	1.89%	2.34%	1.44%

(1)	Restated to reflect current fees and expenses.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.94%, 2.39%, and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class
1 Year	$756	$337	$147
3 Years	$1,135	$730	$455
5 Years	$1,537	$1,250	$786
10 Years	$2,657	$2,672	$1,722

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class
1 Year	$756	$237	$147
3 Years	$1,135	$730	$455
5 Years	$1,537	$1,250	$786
10 Years	$2,657	$2,672	$1,722

****

No Load | Forward Credit Analysis Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff1_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 30, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Credit Analysis

Long/Short Fund ("No-Load Summary Prospectus"), Summary Prospectus for Class A, Class C and

Advisor Class Shares of the Forward Credit Analysis Long/Short Fund ("Load Summary Prospectus"),

Forward Funds Investor Class and Institutional Class Prospectus ("No-Load Prospectus") and Forward

Funds Class A, Class B, Class C and Advisor Class Prospectus ("Load Prospectus")

each dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING THE

FORWARD CREDIT ANALYSIS LONG/SHORT FUND

The following information applies to the Forward Credit Analysis Long/Short Fund (the "Fund") only:

The section titled "Principal Investment Strategies" in the Fund's "Fund Summary" section in the No-Load Summary Prospectus, the Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus shall be replaced in its entirety to read as follows:

The Fund seeks to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit markets. Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Advisor") uses an absolute return-oriented and tax-efficient investment strategy that seeks to identify attractive long and short investment opportunities in the municipal and other credit markets. The Sub-Advisor's investment process involves analysis of both fundamental and relative-value characteristics of potential investments across a wide array of fixed income securities. The Sub-Advisor typically focuses its investments in tax-exempt municipal bonds and derivatives, but may also invest in the other types of tax-exempt or taxable fixed income securities. The Sub-Advisor may invest in fixed income instruments of any quality or maturity, including junk bonds and securities that are moral obligations of issuers or subject to appropriations. The Sub-Advisor may also engage in transactions that seek to hedge portfolio risk.

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, variable rate demand notes including tender option bonds, floating rate or zero coupon securities and nonconvertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures, options, credit index derivatives, forward currency contracts and other derivative instruments. The Fund may invest in derivatives to seek to achieve investment returns consistent with the Fund's investment objective and for hedging purposes. The Fund may also engage in borrowing for investment purposes in order to increase its holdings of portfolio securities and/or to collateralize short sale positions, as well as for cash management purposes. The Fund's short positions may equal up to 100% of the Fund's net asset value, and it is possible that at certain times, the Fund may be approximately 100% short.

The following paragraph shall be added after the first paragraph under the heading "Performance Information" in the Fund's "Fund Summary" section in the No-Load Summary Prospectus, the Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus:

On November 13, 2013, the Sub-Advisor assumed all responsibilities for selecting the Fund's investments and incorporated new principal investment strategies for the Fund as discussed above under "Principal Investment Strategies." Performance figures shown below for periods prior to November 13, 2013 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Reduction in Management Fee

Effective November 13, 2013, the contractual management fee Forward Management receives from the Fund is reduced from an annual rate (as a percentage of the Fund's average daily net assets) of 1.20% to an annual rate of 1.00% on the Fund's average daily net assets. Accordingly, effective November 13, 2013, the following changes shall be made:

The "Annual Fund Operating Expenses" table and the "Examples" table for the Fund in the No-Load Summary Prospectus and the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(2)	0.49%	0.39%
Total Annual Fund Operating Expenses(3)	1.74%	1.39%

(1)	Restated to reflect current fees and expenses.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.79% and 1.44%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$177	$142
3 Years	$548	$440
5 Years	$943	$760
10 Years	$2,049	$1,667

****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit markets. Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Advisor") uses an absolute return-oriented and tax-efficient investment strategy that seeks to identify attractive long and short investment opportunities in the municipal and other credit markets. The Sub-Advisor's investment process involves analysis of both fundamental and relative-value characteristics of potential investments across a wide array of fixed income securities. The Sub-Advisor typically focuses its investments in tax-exempt municipal bonds and derivatives, but may also invest in the other types of tax-exempt or taxable fixed income securities. The Sub-Advisor may invest in fixed income instruments of any quality or maturity, including junk bonds and securities that are moral obligations of issuers or subject to appropriations. The Sub-Advisor may also engage in transactions that seek to hedge portfolio risk.

		The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, variable rate demand notes including tender option bonds, floating rate or zero coupon securities and nonconvertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures, options, credit index derivatives, forward currency contracts and other derivative instruments. The Fund may invest in derivatives to seek to achieve investment returns consistent with the Fund's investment objective and for hedging purposes. The Fund may also engage in borrowing for investment purposes in order to increase its holdings of portfolio securities and/or to collateralize short sale positions, as well as for cash management purposes. The Fund's short positions may equal up to 100% of the Fund's net asset value, and it is possible that at certain times, the Fund may be approximately 100% short.
No Load | Forward Credit Analysis Long/Short Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[1],[3]
1 Year	rr_ExpenseExampleYear01	$ 177
3 Years	rr_ExpenseExampleYear03	548
5 Years	rr_ExpenseExampleYear05	943
10 Years	rr_ExpenseExampleYear10	2,049
1 Year	rr_ExpenseExampleNoRedemptionYear01	177
3 Years	rr_ExpenseExampleNoRedemptionYear03	548
5 Years	rr_ExpenseExampleNoRedemptionYear05	943
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,049
No Load | Forward Credit Analysis Long/Short Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[1],[3]
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	440
5 Years	rr_ExpenseExampleYear05	760
10 Years	rr_ExpenseExampleYear10	1,667
1 Year	rr_ExpenseExampleNoRedemptionYear01	142
3 Years	rr_ExpenseExampleNoRedemptionYear03	440
5 Years	rr_ExpenseExampleNoRedemptionYear05	760
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,667
Load | Forward Credit Analysis Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff1_SupplementTextBlock

FORWARD FUNDS

Supplement dated October 30, 2013

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Credit Analysis

Long/Short Fund ("No-Load Summary Prospectus"), Summary Prospectus for Class A, Class C and

Advisor Class Shares of the Forward Credit Analysis Long/Short Fund ("Load Summary Prospectus"),

Forward Funds Investor Class and Institutional Class Prospectus ("No-Load Prospectus") and Forward

Funds Class A, Class B, Class C and Advisor Class Prospectus ("Load Prospectus")

each dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING THE

FORWARD CREDIT ANALYSIS LONG/SHORT FUND

The following information applies to the Forward Credit Analysis Long/Short Fund (the "Fund") only:

The section titled "Principal Investment Strategies" in the Fund's "Fund Summary" section in the No-Load Summary Prospectus, the Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus shall be replaced in its entirety to read as follows:

The Fund seeks to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit markets. Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Advisor") uses an absolute return-oriented and tax-efficient investment strategy that seeks to identify attractive long and short investment opportunities in the municipal and other credit markets. The Sub-Advisor's investment process involves analysis of both fundamental and relative-value characteristics of potential investments across a wide array of fixed income securities. The Sub-Advisor typically focuses its investments in tax-exempt municipal bonds and derivatives, but may also invest in the other types of tax-exempt or taxable fixed income securities. The Sub-Advisor may invest in fixed income instruments of any quality or maturity, including junk bonds and securities that are moral obligations of issuers or subject to appropriations. The Sub-Advisor may also engage in transactions that seek to hedge portfolio risk.

The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, variable rate demand notes including tender option bonds, floating rate or zero coupon securities and nonconvertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures, options, credit index derivatives, forward currency contracts and other derivative instruments. The Fund may invest in derivatives to seek to achieve investment returns consistent with the Fund's investment objective and for hedging purposes. The Fund may also engage in borrowing for investment purposes in order to increase its holdings of portfolio securities and/or to collateralize short sale positions, as well as for cash management purposes. The Fund's short positions may equal up to 100% of the Fund's net asset value, and it is possible that at certain times, the Fund may be approximately 100% short.

The following paragraph shall be added after the first paragraph under the heading "Performance Information" in the Fund's "Fund Summary" section in the No-Load Summary Prospectus, the Load Summary Prospectus, the No-Load Prospectus and the Load Prospectus:

On November 13, 2013, the Sub-Advisor assumed all responsibilities for selecting the Fund's investments and incorporated new principal investment strategies for the Fund as discussed above under "Principal Investment Strategies." Performance figures shown below for periods prior to November 13, 2013 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

Reduction in Management Fee

Effective November 13, 2013, the contractual management fee Forward Management receives from the Fund is reduced from an annual rate (as a percentage of the Fund's average daily net assets) of 1.20% to an annual rate of 1.00% on the Fund's average daily net assets. Accordingly, effective November 13, 2013, the following changes shall be made:

The "Annual Fund Operating Expenses" table and the "Examples" table for the Fund in the Load Summary Prospectus and the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class A	Class C	Advisor Class
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Other Expenses(2)	0.54%	0.59%	0.44%
Total Annual Fund Operating Expenses(3)	1.89%	2.34%	1.44%

(1)	Restated to reflect current fees and expenses.

(2)	Other Expenses are based on estimated amounts for the current fiscal year.

(3)	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.94%, 2.39%, and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Advisor Class
1 Year	$756	$337	$147
3 Years	$1,135	$730	$455
5 Years	$1,537	$1,250	$786
10 Years	$2,657	$2,672	$1,722

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Advisor Class
1 Year	$756	$237	$147
3 Years	$1,135	$730	$455
5 Years	$1,537	$1,250	$786
10 Years	$2,657	$2,672	$1,722

****

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the costs of investing in Class A, Class C or Advisor Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit markets. Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Advisor") uses an absolute return-oriented and tax-efficient investment strategy that seeks to identify attractive long and short investment opportunities in the municipal and other credit markets. The Sub-Advisor's investment process involves analysis of both fundamental and relative-value characteristics of potential investments across a wide array of fixed income securities. The Sub-Advisor typically focuses its investments in tax-exempt municipal bonds and derivatives, but may also invest in the other types of tax-exempt or taxable fixed income securities. The Sub-Advisor may invest in fixed income instruments of any quality or maturity, including junk bonds and securities that are moral obligations of issuers or subject to appropriations. The Sub-Advisor may also engage in transactions that seek to hedge portfolio risk.

		The Fund invests primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, variable rate demand notes including tender option bonds, floating rate or zero coupon securities and nonconvertible preferred securities that are actively traded in the public markets. The Fund may also invest a substantial portion of its assets in interest rate swaps, credit default swaps, total return swaps, futures, options, credit index derivatives, forward currency contracts and other derivative instruments. The Fund may invest in derivatives to seek to achieve investment returns consistent with the Fund's investment objective and for hedging purposes. The Fund may also engage in borrowing for investment purposes in order to increase its holdings of portfolio securities and/or to collateralize short sale positions, as well as for cash management purposes. The Fund's short positions may equal up to 100% of the Fund's net asset value, and it is possible that at certain times, the Fund may be approximately 100% short.
Load | Forward Credit Analysis Long/Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%	[1],[4]
1 Year	rr_ExpenseExampleYear01	756
3 Years	rr_ExpenseExampleYear03	1,135
5 Years	rr_ExpenseExampleYear05	1,537
10 Years	rr_ExpenseExampleYear10	2,657
1 Year	rr_ExpenseExampleNoRedemptionYear01	756
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,135
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,537
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,657
Load | Forward Credit Analysis Long/Short Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%	[1],[4]
1 Year	rr_ExpenseExampleYear01	337
3 Years	rr_ExpenseExampleYear03	730
5 Years	rr_ExpenseExampleYear05	1,250
10 Years	rr_ExpenseExampleYear10	2,672
1 Year	rr_ExpenseExampleNoRedemptionYear01	237
3 Years	rr_ExpenseExampleNoRedemptionYear03	730
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,250
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,672
Load | Forward Credit Analysis Long/Short Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[1],[4]
1 Year	rr_ExpenseExampleYear01	147
3 Years	rr_ExpenseExampleYear03	455
5 Years	rr_ExpenseExampleYear05	786
10 Years	rr_ExpenseExampleYear10	1,722
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	455
5 Years	rr_ExpenseExampleNoRedemptionYear05	786
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,722

[1]	Restated to reflect current fees and expenses.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015 in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.79% and 1.44%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.
[4]	The Fund's investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2015, in amounts necessary to limit the Fund's operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A, Class C and Advisor Class shares to an annual rate (as a percentage of the Fund's average daily net assets) of 1.94%, 2.39%, and 1.49%, respectively. This expense limitation arrangement may not be terminated by the Fund's investment advisor prior to such date under any circumstances.